                   MFS(R) INTERNATIONAL GROWTH AND INCOME FUND

            Supplement dated October 1, 1999 as revised July 21, 2000
                           to the Current Prospectus

This Supplement describes the fund's class I shares, and it supplements certain information in the fund's Prospectus dated October 1, 1999. The caption headings used in this Supplement correspond with the caption headings used in the Prospectus.

You may purchase class I shares only if you are an eligible institutional investor, as described under the caption "Description of Share Classes" below.

1.   RISK RETURN SUMMARY

     Performance Table. The "Performance Table" is intended to indicate some of the risks of investing in the fund by showing changes in the fund's performance over time. The table is supplemented as follows:

         Average Annual Total Returns as of December 31, 1998

                                                         1 Year       Life
Class I shares                                            21.00%     10.15%#
Morgan Stanley Capital International (MSCI) Europe,
     Australia, Far East (EAFE) Index+*                   20.33%     11.14%##
Lipper International Funds Index++@                       12.66%     12.14%##
Lipper average international Funds++                      13.00%     10.47%##
-------------------

# For the period from the commencement of the fund's investment operation, October 24, 1995 through December 31, 1998.
##   Index results are from November 1, 1995.
+    Standard & Poor's Micropal, Inc.
++   Lipper Analytical Services, Inc.
* The MSCI EAFE Index is a broad based, unmanaged, market-capitalization-weighted total return index which measures the performance of the same developed-country global stock markets included in the MSCI World Index, but excluding the United States, Canada and the South African mining component.
@ The Lipper Mutual Fund Indices are unmanaged, net-asset-value-weighted indices of the largest qualifying mutual funds within their respective investment objectives, adjusted for the reinvestment of capital gain distributions and income dividends.

The fund commenced investment operations on October 24, 1995 with the offering of class A and class B shares, and subsequently offered class I shares on January 2, 1997. Class I share performance includes the performance of the fund's class A shares for periods prior to the offering of class I shares. This blended class I share performance has been adjusted to take into account the fact that class I shares have no initial sales charge (load). This blended performance has not been adjusted to take into account differences in class specific operating expenses. Because operating expenses of class I shares are lower than those of class A shares, this blended class I share performance is lower than the performance of class I shares would have been had class I shares been offered for the entire period.

2.   EXPENSE SUMMARY

     Expense Table. The "Expense Table" describes the fees and expenses that you may pay when you buy, redeem and hold shares of the fund. The table is supplemented as follows:

         Annual Fund Operating Expenses (expenses that are deducted from fund assets) (1):

  Management Fees...........................................     0.975%
  Distribution and Service (12b-1) Fees.....................      None
  Other Expenses............................................     0.63%
                                                                 -----
  Total Operating Expenses(2)...............................     1.61%

 ......................

(1) All expenses, other than "Management Fees," are rounded to two decimal places.
(2) The fund has an expense offset arrangement which reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent, and may enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the Fund's expenses). Any such fee reductions are not reflected under "Other Expenses." Had these fee reductions been taken into account, "Total Operating Expenses" would have been 1.60%.

3.   EXAMPLE OF EXPENSES

     The "Example of Expenses" table is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

         These examples assume that:

     o You invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods;

     o Your investment has a 5% return each year and dividends and other distributions are reinvested; and

     o    The fund's operating expenses remain the same.

      Share Class          Year 1        Year 3      Year 5        Year 10
      -----------          ------        ------      ------        -------

       Class I shares        $163         $506         $873          $1,906

4.       DESCRIPTIONS OF SHARE CLASSES

The "Description of Share Classes" is supplemented as follows:

If you are an eligible institutional investor (as described below), you may purchase class I shares at net asset value without an initial sales charge or CDSC upon redemption. Class I shares do not have annual distribution and service fees, and do not convert to any other class of shares of the fund.

The following eligible institutional investors may purchase class I shares:

     o certain retirement plans established for the benefit of employees of MFS and employees of MFS' affiliates;

     o any fund distributed by MFS, if the fund seeks to achieve its investment objective by investing primarily in shares of the fund and other MFS funds:

     o    any retirement plan, endowment or foundation which:

               has, at the time of purchase of class I shares, aggregate assets of at least $100 million, and invests at least $10 million in class I shares of the fund either alone or in combination with investments in class I shares of other MFS Funds (additional investments may be made in any amount).

          MFD may accept purchases from smaller plans, endowments or foundations or in smaller amounts if it believes, in its sole discretion, that such entity's aggregate assets will equal or exceed $100 million, or that such entity will make additional investments which will cause its total investment to equal or exceed $10 million, within a reasonable period of time;

         o bank trust departments or law firms acting as trustee or manager for trust accounts which, on behalf of their clients
                   (i) initially invest at least $100,000 in class I shares of the fund or (ii) have, at the time of purchase of class I shares, aggregate assets of at least $10 million invested in class I shares of the fund either alone or in combination with investments in class I shares of other MFS Funds. MFD may accept purchases that do not meet these dollar qualification requirements if it believes, in its sole discretion, that these requirements will be met within a reasonable period of time. Additional investments may be made in any amount; and

         o certain retirement plans offered, administered or sponsored by insurance companies, provided that these plans and insurance companies meet certain criteria established by MFD from time to time.

5.       HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES

The discussion of "How to Purchase, Exchange and Redeem Shares" is supplemented as follows:

You may purchase, redeem and exchange class I shares only through your MFD representative or by contacting MFSC (see the back cover of the Prospectus for address and phone number). You may exchange your class I shares for class I shares of another MFS Fund (if you are eligible to purchase them) and for shares of the MFS Money Market Fund at net asset value.

6.       FINANCIAL HIGHLIGHTS

The "Financial Highlights" table is intended to help you understand the fund's financial performance. It is supplemented as follows:

Financial Statements - Class I shares

                                                                                       1999        1998           1997*
                                                                                       ----        ----           -----
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                                                $ 18.95      $ 16.32       $ 15.71
                                                                                     -------      -------       -------
Income from investment operations# -
Net investment income                                                               $   0.07     $   0.06      $   0.16
Net realized and unrealized gain (loss) on investments and foreign
    currency transactions                                                           $  (0.60)    $   3.37      $   0.45
                                                                                    ---------    --------      --------
Total from investment operations                                                    $  (0.53)    $   3.43      $   0.61
                                                                                    ---------    --------      --------
Less distributions declared to shareholders -
    From net realized gain on investments and foreign
      currency transactions                                                         $  (0.34)    $  (0.59)     $   --
    In excess of net investment income and foreign currency transactions                 --         (0.21)         --
                                                                                    ---------   ----------   --------
Total distributions declared to shareholders                                        $  (0.34)    $  (0.80)         --
                                                                                    ---------    ---------   --------
Net asset value - end of period                                                     $  18.08      $ 18.95       $ 16.32
                                                                                    --------      -------       -------
Total return                                                                           (2.88)%      22.08%         3.88%++
Ratios (to average net assets)/Supplemental data:
    Expenses##                                                                          1.59%        1.64%         1.89%+
    Net investment income                                                               0.40%        0.33%         2.33%+
Portfolio turnover                                                                       89%          158%           89%
Net assets at end of period (000 omitted)                                                $59          $6         $     --

--------------------------

* For the period from the inception of Class I shares, January 2, 1997 to May 31, 1997.
+    Annualized.
++   Not annualized.
#    Per share data are based on average shares outstanding.
## The fund had an expense offset arrangement which reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. The Fund's expenses are calculated without reduction for this expense offset arrangement.

    The date of this Supplement is October 1, 1999 as revised July 21, 2000.

                        MFS(R) INTERNATIONAL GROWTH FUND

            Supplement dated October 1, 1999 as revised July 21, 2000
                           to the Current Prospectus

This Supplement describes the fund's class I shares, and it supplements certain information in the fund's Prospectus dated October 1, 1999. The caption headings used in this Supplement correspond with the caption headings used in the Prospectus.

You may purchase class I shares only if you are an eligible institutional investor, as described under the caption "Description of Share Classes" below.

1.   RISK RETURN SUMMARY

     Performance Table. The "Performance Table" is intended to indicate some of the risks of investing in the fund by showing changes in the fund's performance over time. The table is supplemented as follows:

     Average Annual Total Returns as of December 31, 1998

                                                           1 Year       Life
 Class I shares                                             0.09%       3.22%#
 Morgan Stanley Capital International (MSCI) Europe,
      Australia, Far East (EAFE) Index+*                   20.33%      11.14%##
 Lipper International Fund Index++@                        12.66%      12.14%##
 Lipper average international Funds++                      13.00%      10.47%##
-------------------

# For the period from the commencement of the fund's investment operations, October 24, 1995 through December 31, 1998.
##   Index results are from November 1, 1995.
+    Source: Standard & Poor's Micropal, Inc.
++   Source: Lipper Analytical Services, Inc.
* The MSCI EAFE is a broad based, unmanaged, market-capitalization-weighted total return index which measures the performance of the same developed-country global stock markets included in the MSCI World Index, excluding the United States, Canada and the South African mining component.
@ The Lipper Mutual Fund Indices are unmanaged, net-asset-value-weighted indices of the largest qualifying mutual funds within their respective investment objectives, adjusted for the reinvestment of capital gain distributions and income dividends.

The fund commenced investment operations on October 24, 1995 with the offering of class A and class B shares, and subsequently offered class I shares on January 2, 1997. Class I share performance includes the performance of the fund's class A shares for periods prior to the offering of class I shares. This blended class I share performance has been adjusted to take into account the fact that class I shares have no initial sales charge (load). This blended performance has not been adjusted to take into account differences in class specific operating expenses. Because operating expenses of class I shares are lower than those of class A shares, this blended class I share performance is lower than the performance of class I shares would have been had class I shares been offered for the entire period.

2.   EXPENSE SUMMARY

     Expense Table. The "Expense Table" describes the fees and expenses that you may pay when you buy, redeem and hold shares of the fund. The table is supplemented as follows:

         Annual Fund Operating Expenses (expenses that are deducted from fund assets):

Management Fees................................................       0.975%
Distribution and Service (12b-1) Fees..........................       None
Other Expenses(1)..............................................       0.53%
                                                                      -----
Total Annual Fund Operating Expenses...........................       1.51%
--------------------------

(1) All expenses, other than "Management Fees" are rounded to two decimal places.
(2) The fund has an expense offset arrangement which reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent, and may enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the fund's expenses). Any such fee reductions are not reflected under "Other Expenses." Had these fee reductions been taken into account, "Total Operating Expenses" would have been 1.50%.

3.   EXAMPLE OF EXPENSES

     The "Example of Expenses" table is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

         These examples assume that:

     o You invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods;

     o Your investment has a 5% return each year and dividends and other distributions are reinvested; and

     o    The fund's operating expenses remain the same.

         The table is supplemented as follows:

         Share Class           Year 1       Year 3       Year 5    Year 10
         -----------           ------       ------       ------    -------

          Class I shares         $154        $477          $824      $1,802

4.       DESCRIPTIONS OF SHARE CLASSES

The "Description of Share Classes" is supplemented as follows:

If you are an eligible institutional investor (as described below), you may purchase class I shares at net asset value without an initial sales charge or CDSC upon redemption. Class I shares do not have annual distribution and service fees, and do not convert to any other class of shares of the fund.

The following eligible institutional investors may purchase class I shares:

     o certain retirement plans established for the benefit of employees of MFS and employees of MFS' affiliates;

     o any fund distributed by MFS, if the fund seeks to achieve its investment objective by investing primarily in shares of the fund and other MFS funds:

     o    any retirement plan, endowment or foundation which:

               has, at the time of purchase of class I shares, aggregate assets of at least $100 million, and invests at least $10 million in class I shares of the fund either alone or in combination with investments in class I shares of other MFS Funds (additional investments may be made in any amount).

          MFD may accept purchases from smaller plans, endowments or foundations or in smaller amounts if it believes, in its sole discretion, that such entity's aggregate assets will equal or exceed $100 million, or that such entity will make additional investments which will cause its total investment to equal or exceed $10 million, within a reasonable period of time;

     o bank trust departments or law firms acting as trustee or manager for trust accounts which, on behalf of their clients (i) initially invest at least $100,000 in class I shares of the fund or (ii) have, at the time of purchase of class I shares, aggregate assets of at least $10 million invested in class I shares of the fund either alone or in combination with investments in class I shares of other MFS Funds. MFD may accept purchases that do not meet these dollar qualification requirements if it believes, in its sole discretion, that these requirements will be met within a reasonable period of time. Additional investments may be made in any amount; and

     o    certain  retirement  plans  offered,   administered  or  sponsored  by
          insurance companies, provided that these plans and insurance companies meet certain criteria established by MFD from time to time.

5.       HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES

The discussion of "How to Purchase, Exchange and Redeem Shares" is supplemented as follows:

You may purchase, redeem and exchange class I shares only through your MFD representative or by contacting MFSC (see the back cover of the Prospectus for address and phone number). You may exchange your class I shares for class I shares of another MFS Fund (if you are eligible to purchase them) and for shares of the MFS Money Market Fund at net asset value.

6.       FINANCIAL HIGHLIGHTS

The "Financial Highlights" table is intended to help you understand the fund's financial performance. It is supplemented as follows:

Financial Statements - Class I shares

                                                                      Period Ended        Period Ended        Period Ended
                                                                      May 31, 1999        May 31, 1998       May 31, 1997*
                                                                      ------------        ------------       -------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                                  $ 17.81             $ 16.94              $15.90
                                                                       -------             -------              ------
Income from investment operations# -
Net investment income                                                 $   0.10            $   0.10             $  0.11
Net realized and unrealized gain (loss) on investments
     and foreign currency transactions                                $  (2.22)           $   1.15             $  0.93
                                                                      ---------           --------             -------
Total from investment operations                                      $  (2.12)           $   1.25             $  1.04
                                                                      ---------           --------             -------
Less distributions declared to shareholders -
     From Net Investment Income                                          --               $  (0.31)              --
     From net realized gain on investments and foreign
         Currency transactions                                        $  (0.43)           $  (0.07)            $   --
                                                                      ---------           ---------            ------
     Total distributions declared to shareholders                     $  (0.43)           $  (0.38)            $  --
                                                                      ---------           ---------            -----
Net asset value - end of period                                        $ 15.26             $ 17.81             $ 16.94
                                                                       =======             =======             =======
Total return                                                            (11.94)%              7.65%               6.54%++

Ratios (to average net assets)/Supplemental data:
     Expenses##                                                           1.51%               1.52%               1.52%+
     Net investment income                                                0.65%               0.59%               1.40%+
Portfolio turnover                                                         100%                225%                 53%
Net assets at end of period (000 omitted)                                 $128                $155                 $84


--------------------------
*    For the period from the  inception  of Class I,  January 2, 1997 to May 31,
     1997.
+    Annualized.
++   Not annualized.
#    Per share data are based on average shares outstanding.
## The fund has an offset arrangement which reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. The fund's expenses are calculated without reduction for this expense offset arrangement.


    The date of this Supplement is October 1, 1999 as revised July 21, 2000.

                       MFS(R) EMERGING MARKETS EQUITY FUND

            Supplement dated October 1, 1999 as revised July 21, 2000
                           to the Current Prospectus

This Supplement describes the fund's class I shares, and it supplements certain information in the fund's Prospectus dated October 1, 1999. The caption headings used in this Supplement correspond with the caption headings used in the Prospectus.

You may purchase class I shares only if you are an eligible institutional investor, as described under the caption "Description of Share Classes" below.


1.   RISK RETURN SUMMARY

     Performance Table. The "Performance Table" is intended to indicate some of the risks of investing in the fund by showing changes in the fund's performance over time. The table is supplemented as follows:

     Average Annual Total Returns as of December 31, 1998

                                                      1 Year     Life
Class I shares                                       (32.64)%  (5.47)%#
Morgan Stanley Capital International (MSCI)
   Emerging Markets Free (EMF) Index+*               (25.34%)  (9.94%)##
Lipper Emerging Markets Fund Index++@                (26.86%)  (8.97%)##
Lipper average emerging markets funds++              (27.26%)  (7.16%)##
-------------------

# For the period from the commencement of the fund's investment operation, October 24, 1995 through December 31, 1998.

##   Index results are from November 1, 1995.

+    Source: Standard & Poor's Micropal, Inc.

++   Source: Lipper Analytical Services, Inc.

* MSCI EMF is a broad based, unmanaged, market-capitalization-weighted index of equities in 19 emerging markets.

@ The Lipper Mutual Fund Indices are unmanaged, net-asset-value-weighted indices of the largest qualifying mutual funds within their respective investment objectives, adjusted for the reinvestment of capital gain distributions and income dividends.

The fund commenced investment operations on October 24, 1995 with the offering of class A and class B shares, and subsequently offered class I shares on January 2, 1997. Class I share performance includes the performance of the fund's class A shares for periods prior to the offering of class I shares. This blended class I share performance has been adjusted to take into account the fact that class I shares have no initial sales charge (load). This blended performance has not been adjusted to take into account differences in class specific operating expenses. Because operating expenses of class I shares are lower than those of class A shares, this blended class I share performance is lower than the performance of class I shares would have been had class I shares been offered for the entire period.

2.   EXPENSE SUMMARY

     Expense Table. The "Expense Table" describes the fees and expenses that you may pay when you buy, redeem and hold shares of the fund. The table is supplemented as follows:


Annual Operating Expenses (expenses that are deducted from fund assets):
       Management Fees.................................    1.25%
       Distribution and Service (12b-1) Fees...........    None
       Other Expenses..................................    0.69%
                                                           -----
       Total Annual Fund Operating Expenses............    1.94%
          Fee Waiver(1)................................    (0.15)%
          Net Expenses(2)..............................    1.79%
------------------
(1) MFS has contractually agreed to waive its right to receive 0.15% of the management fee annually. This contractual fee arrangement will remain in effect until at least October 1, 2000, absent an earlier modification approved by the board of trustees which oversees the fund.

(2) The fund has an expense offset arrangement which reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. The fund may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the fund's expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the fund. Had these fee reductions been taken into account, "Net Expenses" would have been 1.76%.


3.   EXAMPLE OF EXPENSES

     The "Example of Expenses" table is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

These examples assume that:

     o You invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods;

     o Your investment has a 5% return each year and dividends and other distributions are reinvested; and

     o    The fund's operating expenses remain the same.

     The  table is supplemented as follows:

                      Share Class      Year 1    Year 3     Year 5    Year 10
                      -----------      ------    ------     ------    -------

           Class I Shares               $182      $595      $1,033     $2,252

4.   DESCRIPTIONS OF SHARE CLASSES

The "Description of Share Classes" is supplemented as follows:

If you are an eligible institutional investor (as described below), you may purchase class I shares at net asset value without an initial sales charge or CDSC upon redemption. Class I shares do not have annual distribution and service fees, and do not convert to any other class of shares of the fund.

The following eligible institutional investors may purchase class I shares:

     o certain retirement plans established for the benefit of employees of MFS and employees of MFS' affiliates;

     o any fund distributed by MFS, if the fund seeks to achieve its investment objective by investing primarily in shares of the fund and other MFS funds:

     o   any retirement plan, endowment or foundation which:

               has, at the time of purchase of class I shares, aggregate assets of at least $100 million, and invests at least $10 million in class I shares of the fund either alone or in combination with investments in class I shares of other MFS Funds (additional investments may be made in any amount).

          MFD may accept purchases from smaller plans, endowments or foundations or in smaller amounts if it believes, in its sole discretion, that such entity's aggregate assets will equal or exceed $100 million, or that such entity will make additional investments which will cause its total investment to equal or exceed $10 million, within a reasonable period of time;

     o bank trust departments or law firms acting as trustee or manager for trust accounts which, on behalf of their clients (i) initially invest at least $100,000 in class I shares of the fund or (ii) have, at the time of purchase of class I shares, aggregate assets of at least $10 million invested in class I shares of the fund either alone or in combination with investments in class I shares of other MFS Funds. MFD may accept purchases that do not meet these dollar qualification requirements if it believes, in its sole discretion, that these requirements will be met within a reasonable period of time. Additional investments may be made in any amount; and

     o   certain   retirement  plans  offered,   administered  or  sponsored  by
         insurance companies, provided that these plans and insurance companies meet certain criteria established by MFD from time to time.


5.   HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES

The discussion of "How to Purchase, Exchange and Redeem Shares" is supplemented as follows:

You may purchase, redeem and exchange class I shares only through your MFD representative or by contacting MFSC (see the back cover of the Prospectus for address and phone number). You may exchange your class I shares for class I shares of another MFS Fund (if you are eligible to purchase them) and for shares of the MFS Money Market Fund at net asset value.

6.   FINANCIAL HIGHLIGHTS

The "Financial Highlights" table is intended to help you understand the fund's financial performance. It is supplemented as follows:

Financial Statements - Class I shares

                                                                            Year               Year Ended            Period
                                                                            Ended               5/31/98              Ended
                                                                             5/31/99                               5/31/97***
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                                       $   16.11          $ 19.00            $  16.47
                                                                            ---------          -------            --------
Income from investment operations# -
    Net investment incomess.                                                $     0.11         $   0.08           $    0.10
    Net realized and unrealized gain (loss) on
      investments and foreign currency transactions                                                (2.65)               2.43
                                                                            -----              ----------         ----------
                                                                            (2.25)
         Total from investment operations                                   $                  $   (2.57)         $    2.53
                                                                            -----              ----------         ---------
                                                                            (2.14)
Less distributions declared to shareholders -
    From net investment income                                                $ --             $   (0.16)         $    --
    From net realized gain on investments and
      foreign currency transactions                                           --                 (0.16)               --
    In excess of net realized gain on investments and
      foreign currency transactions                                                                --                 --
                                                                            -----                -----              ----
                                                                            (0.09)
         Total distributions declared to shareholders                       $                  $   (0.32)           $ --
                                                                            -----              ----------           ----
                                                                            (0.09)
Net asset value - end of period                                             $   13.88          $  16.11           $  19.00
                                                                            ---------          --------           --------
Total return                                                                (13.09)%           (13.66)%           15.36%++
Ratios (to average net assets)/Supplemental datass.:
    Expenses##                                                              1.96%              1.85%              2.01%+
    Net investment income                                                   0.88%              0.43%              1.14%+
Portfolio turnover                                                          108%               83%                47%
Net assets at end of period (000 omitted)                                     $540               $428               $299


--------------------------

*** For the period from the inception of Class I, January 2, 1997, through May 31, 1997.

+    Annualized.

++   Not annualized.

#    Per share data are based on average shares outstanding.

## The fund has an expense offset arrangement which reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. The fund's expenses are calculated without reduction for this expense offset arrangement.

ss. For the year ended May 31, 1998, and the period ended May 31, 1997, the Adviser voluntarily agreed to bear, subject to reimbursement by the fund, expenses of each class of shares of the fund such that expenses, exclusive of management, distribution, service fees, and certain other expenses, of the fund's Class A shares, Class B shares, Class C shares, and Class I shares do not exceed 0.75%, respectively, of the fund's average daily net assets on an annualized basis. To the extent that actual expenses were over/under these limitations, the net investment income (loss) per share and the ratios would have been:

    Net investment income                                                  $--                 $  0.09            $  0.10
    Ratios (to average net assets):
      Expenses##                                                            --                 1.81%              1.99%+
      Net investment income                                                 --                 0.47%              1.14%+

    The date of this Supplement is October 1, 1999 as revised July 21, 2000.